S000074043 [Member] Expense Example - TSW Large Cap Value Fund	Sep. 30, 2025 USD ($)
Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,286
Class Z Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,170
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,458
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	$ 1,170